INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Software	$221,494	$209,773
Land use right	2,238,435	2,119,983
Total	2,459,929	2,329,756
Less: accumulated amortization	(674,048)	(581,001)
Impairment of intangible assets	(1,205,990)	-
Intangible assets, net	$579,891	$1,748,755

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Estimated future amortization expense is as follows:
Twelve months ending June 30,	Amortization expense
2027	$40,708
2028	27,963
2029	20,937
2030	20,937
2031	20,937
Thereafter	448,409
Total	$579,891